SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended
Nov. 30, 2021 USD ($) shares
Deferred offering costs	$ 105,995
Federal depository insurance coverage amount	$ 250,000
Common Class B [Member]
Weighted average class B ordinary shares | shares	375,000